Schedule of income tax benefit (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense				¥ 21
Deferred income tax benefit		(10,167)	(7,880)	(616)
Total	$ (1,393)	¥ (10,167)	¥ (7,880)	¥ (595)